Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000165025 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000165025 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000165025 | Jabil, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000165025 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165025 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000165025 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000165025 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000165025 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165025 | Others
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000165024 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000165024 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165024 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000165024 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000165024 | Sterling Infrastructure, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000165024 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000165024 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000165024 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000165024 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000173876 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173876 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000173876 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000173876 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000173876 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173876 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173876 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173876 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173876 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173876 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173876 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000173876 | AA-
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000173876 | A+
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000173876 | A
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000173876 | A-
Holdings [Line Items]
Percent of Net Asset Value	18.79%
C000173876 | BBB+
Holdings [Line Items]
Percent of Net Asset Value	18.39%
C000173876 | BBB
Holdings [Line Items]
Percent of Net Asset Value	21.45%
C000173876 | BBB-
Holdings [Line Items]
Percent of Net Asset Value	11.45%
C000173876 | BB+
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173876 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000204446 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000204446 | Others
Holdings [Line Items]
Percent of Net Asset Value	(66.00%)
C000204446 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204446 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000204446 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	156.50%
C000204446 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000204446 | A
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000204446 | Other
Holdings [Line Items]
Percent of Net Asset Value	(31.93%)
C000204446 | Aa
Holdings [Line Items]
Percent of Net Asset Value	116.68%
C000204446 | Baa
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000204446 | Ba
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000204446 | B
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000204446 | Caa
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000222294 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222294 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000222294 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000222294 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	93.28%
C000222294 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000222294 | Aa
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000227173 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000227173 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000227173 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000227173 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000227173 | Ventas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227173 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000227173 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227173 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227173 | Others
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000230327 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230327 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230327 | Others
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000230327 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000230327 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230327 | A
Holdings [Line Items]
Percent of Net Asset Value	23.65%
C000230327 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
C000230327 | Aa
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000230327 | Baa
Holdings [Line Items]
Percent of Net Asset Value	60.67%
C000230327 | Ba
Holdings [Line Items]
Percent of Net Asset Value	8.19%
C000230327 | B
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000230327 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232781 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000232781 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000232781 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000232781 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000232781 | Aa
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000232781 | Baa
Holdings [Line Items]
Percent of Net Asset Value	90.24%
C000232781 | Ba
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000232781 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246278 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000246278 | Others
Holdings [Line Items]
Percent of Net Asset Value	(44.70%)
C000246278 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246278 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000246278 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000246278 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246278 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	19.01%
C000246278 | A
Holdings [Line Items]
Percent of Net Asset Value	15.69%
C000246278 | Other
Holdings [Line Items]
Percent of Net Asset Value	(22.71%)
C000246278 | Aa
Holdings [Line Items]
Percent of Net Asset Value	42.86%
C000246278 | Baa
Holdings [Line Items]
Percent of Net Asset Value	28.13%
C000246278 | Ba
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000246278 | B
Holdings [Line Items]
Percent of Net Asset Value	5.75%
C000246278 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246278 | D
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000251866 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251866 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000251866 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000251866 | Foreign Government Security
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000251866 | A
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000251866 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000251866 | Aa
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000251866 | Baa
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000251866 | Ba
Holdings [Line Items]
Percent of Net Asset Value	34.11%
C000251866 | B
Holdings [Line Items]
Percent of Net Asset Value	18.69%
C000251866 | Caa
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000251866 | D
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000251866 | C
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000251866 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000251866 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000251866 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000251866 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000251866 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000253667 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253667 | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000253667 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253667 | Cencora, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253667 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253667 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000253667 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253667 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000253667 | Others
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000255137 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000255137 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000255137 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000255137 | Others
Holdings [Line Items]
Percent of Net Asset Value	(25.10%)
C000255137 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000255137 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000255137 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000255137 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000255137 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255137 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.64%
C000255137 | A
Holdings [Line Items]
Percent of Net Asset Value	7.08%
C000255137 | Other
Holdings [Line Items]
Percent of Net Asset Value	(10.17%)
C000255137 | Aa
Holdings [Line Items]
Percent of Net Asset Value	23.31%
C000255137 | Baa
Holdings [Line Items]
Percent of Net Asset Value	18.28%
C000255137 | Ba
Holdings [Line Items]
Percent of Net Asset Value	25.61%
C000255137 | B
Holdings [Line Items]
Percent of Net Asset Value	29.41%
C000255137 | Caa
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000255137 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000255137 | D
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000255137 | C
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000255137 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000255137 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000255137 | Equities
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000256831 | Howmet Aerospace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000256831 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000256831 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000256831 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000256831 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000256831 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000256831 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256831 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256831 | Others
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000262100 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262100 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000262100 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000262100 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000262100 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000262100 | Aaa
Holdings [Line Items]
Percent of Net Asset Value	7.85%
C000262100 | A
Holdings [Line Items]
Percent of Net Asset Value	66.41%
C000262100 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000262100 | Aa
Holdings [Line Items]
Percent of Net Asset Value	17.39%
C000262100 | Baa
Holdings [Line Items]
Percent of Net Asset Value	6.46%
C000262100 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000263100 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000263100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000263100 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000263100 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000263100 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000263100 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000263100 | Investments Purchased with Cash Collateral from Securities Lending
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263100 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263100 | Others
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000263100 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000263100 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000263100 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263100 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263100 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000270795 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000270795 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000270795 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	89.10%
C000270795 | A
Holdings [Line Items]
Percent of Net Asset Value	53.38%
C000270795 | Other
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000270795 | Aa
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000270795 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000269874 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000269874 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000269874 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000269874 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000269874 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000269874 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C000269874 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000269874 | Others
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000265934 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000265934 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000265935 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000265935 | Others
Holdings [Line Items]
Percent of Net Asset Value	4.60%